091-16523fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
OCT 28 2013
Washington DC
404

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 29 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035514

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: October 24, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 29 2013

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON OCTOBER 21, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FIEG	Corporation	Index Linked Notes	MSCI World High Dividend Yield USD Gross Total Return Index	Various World Markets	Broad
RIGS	Trust	Investment Company Units	Fixed income securities of various maturities, ratings and currency denominations	Various World Markets	Broad
NFRA	Trust	Investment Company Units	STOXX Global Broad Infrastructure Index	Various World Markets	Broad
CHNA	Trust	Investment Company Units	China "A-Shares"	Various World Markets	Broad
NOBL	Trust	Investment Company Units	S&P 500 Dividend Aristocrats Index	Various U.S. Markets	Broad
ULST	Trust	Investment Company Units	SSgA Ultra Short Term Bond Portfolio	Various U.S. Markets	Broad
IPO	Trust	Investment Company Units	Renaissance IPO Index	Various U.S. Markets	Broad
DXGE	Trust	Investment Company Units	WisdomTree Germany Hedged Equity Growth Index	Various World Markets	Broad
SLQD	Trust	Investment Company Units	Markit iBoxx USD Liquid Investment Grade 0-5 Index	Various U.S. Markets	Broad
SHYG	Trust	Investment Company Units	Markit iBoxx USD Liquid High Yield 0-5 Index	Various U.S. Markets	Broad

BATS
Making Markets Better®

SEC
Mail Processing
Section
OCT 28 2013
Washington DC
404

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 29 2013
DIVISION OF TRADING & MARKETS

October 24, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding ten (10) derivative securities products that commenced trading on BATS Exchange on October 21, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 29 2013